Income Taxes - Schedule of Deferred Tax and Assets and Liabilities (Details)	Dec. 31, 2014 USD ($)
Income Taxes - Schedule Of Deferred Tax And Assets And Liabilities Details
Net operating loss carry forward	$ 4,396,000
Definite-lived intangibles	142,000
Non-qualified stock-based compensation	293,000
Accounts receivable allowance	9,000
Accrued expenses	72,000
Gross deferred tax assets	4,912,000
Amortization of indefinite-lived intangible	(4,000)
Property, plant and equipment	(28,000)
Gross deferred tax liabilities	(32,000)
Net deferred tax assets before valuation allowance	4,880,000
Less: valuation allowance	$ (4,880,000)
Total net deferred tax asset (liability)